Restructuring and Integration - Schedule of Accrued Restructuring Liability (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance	$ 6
Restructuring charges	5	$ 9	$ 77	$ 14
Cash payments	(7)
Accrued restructuring liability, Ending Balance	4	6
Alight Holdings
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance	6	15
Restructuring charges		9
Cash payments		(18)
Accrued restructuring liability, Ending Balance		6	15
Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance	6
Restructuring charges	1
Cash payments	(3)
Accrued restructuring liability, Ending Balance	4	6
Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance	6	12
Restructuring charges		7
Cash payments		(13)
Accrued restructuring liability, Ending Balance		6	12
Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring charges	4
Cash payments	$ (4)
Other Restructuring Costs | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability, Beginning balance		3
Restructuring charges		2
Cash payments		$ (5)
Accrued restructuring liability, Ending Balance			$ 3